Updating Summary Prospectus dated May 1, 2024 For Current Policy Owners

PRINCIPAL® EXECUTIVE VARIABLE UNIVERSAL LIFE II
VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company through its
Principal Life Insurance Company Variable Life Separate Account

You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider about the Policy. This Updating Summary Prospectus is only for the use of current Policy owners.
This Updating Summary Prospectus is being mailed to you instead of the longer statutory prospectus that was mailed to you in the past. The statutory prospectus is also available to you and contains more information about the Policy, including its features, benefits, and risks.
You can find the current statutory prospectus, Statement of Additional Information ("SAI"), and other information about the Policy, as well as information about the Underlying Funds online at www.principal.com/ExecutiveVUL2Report. You can also obtain this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com. For additional questions about your Policy, please contact your registered representative.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s ("SEC's") staff and is available at Investor.gov.
The SEC has not approved or disapproved this Policy or passed upon the adequacy of this Updating Summary Prospectus. Any representation to the contrary is a criminal offense.

Updating Summary Prospectus Contents

Updated Information about Your Policy	2
Important Information You Should Consider about the Policy	2
Appendix: Underlying Funds Available under the Policy	5

Updated Information about Your Policy
This is a summary of certain Policy features that have changed since the statutory prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Policy.
Portfolio Companies
•AllianceBernstein VPS Discovery Value Portfolio was formerly known as AllianceBernstein VPS Small/MidCap Value Portfolio.
•PVC Principal LifeTime 2010 Account merged into PVC Principal LifeTime Strategic Income Account on or about April 28, 2023.
•Putnam VT Large Cap Growth Fund was formerly known as Putnam VT Growth Opportunities Fund.
•Vanguard VIF Conservative Allocation Portfolio will be available on or about June 5, 2023.
•Vanguard VIF Equity Income Portfolio will be available on or about June 5, 2023.

Important Information You Should Consider about the Policy

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals	No surrender charges apply to full surrenders. Partial surrenders are subject to a transaction fee.			CHARGES AND DEDUCTIONS
Transaction Charges	You may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, and transfer fees.			SUMMARY: FEE TABLES - Transaction Fees
Ongoing Fees and Expenses
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Such fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Transaction Fees and Periodic Charges Other Than Annual Underlying Fund Expenses
	Investors will also bear expenses associated with the Underlying Fund Companies, as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.13%	4.52%

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Risks of Underlying Funds	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Underlying Funds. Each Underlying Fund has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Contract Lapse	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, or policy loans may increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse)

RESTRICTIONS		Location in Statutory Prospectus
Investments
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Account, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.
GENERAL DESCRIPTION OF THE POLICY - Limitations on Transfers
	We reserve the right to remove or substitute Underlying Funds as investment options.	GENERAL DESCRIPTION OF THE POLICY - Reservation of Rights
Optional Benefits	Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.	OPTIONAL BENEFITS UNDER THE POLICY
	Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.	OPTIONAL BENEFITS UNDER THE POLICY
	Not all of the options described in the prospectus are available or approved for use in every state.	GENERAL DESCRIPTION OF THE POLICY - Material State Variations

TAXES	Location in Statutory Prospectus
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties
TAX ISSUES RELATED TO THE POLICY

CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
Exchanges	Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest

Appendix: Underlying Funds Available under the Policy
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/ExecutiveVUL2Report. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
AllianceBernstein Variable Products Discovery Value - Class A	Small/Mid US Equity	AllianceBernstein L.P.	0.81%	17.18%	10.78%	7.55%
AllianceBernstein Variable Products International Value - Class A*	International Equity		0.90%	15.15%	5.81%	2.09%
AllianceBernstein Variable Products Small Cap Growth - Class A (not available to new investors after 2/1/2013)*	Small/Mid US Equity		0.90%	18.02%	10.57%	8.53%
AllianceBernstein Variable Products Sustainable Global Thematic Growth - Class A*	International Equity		0.92%	16.01%	13.56%	9.60%
American Funds Insurance Series Capital World Bond - Class 2*	Fixed Income	Capital Research and Management Company	0.73%	6.14%	(0.33%)	0.36%
American Funds Insurance Series Global Balanced - Class 2	Asset Allocation		0.77%	13.83%	7.44%	5.40%
American Funds Insurance Series Global Small Capitalization - Class 2	International Equity		0.91%	16.17%	8.31%	5.78%
American Funds Insurance Series Growth - Class 2	Large US Equity		0.59%	38.48%	18.67%	14.35%
American Funds Insurance Series International - Class 2	International Equity		0.78%	15.84%	4.83%	3.41%
American Funds Insurance Series New World - Class 2*	International Equity		0.82%	16.00%	8.64%	4.69%
American Funds Insurance Series Washington Mutual Investors - Class 2*	Large US Equity		0.52%	17.29%	12.60%	9.91%
BNY Mellon IP MidCap Stock - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc./Mellon Investments Corp	1.05%	17.99%	10.42%	7.17%
BNY Mellon IP Technology Growth - Service Class	Other-Technology	BNY Mellon Investment Adviser, Inc.	1.03%	59.00%	15.31%	12.94%
BNY Mellon Sustainable U.S. Equity - Service Class	Large US Equity	BNY Mellon Investment Adviser, Inc./Newton Investment Management (North America) Limited	0.92%	23.51%	14.85%	10.18%
BNY Mellon VIF Appreciation - Service Class	Large US Equity	Fayez Sarofim & Co/BNY Mellon Investment Adviser, Inc.	1.10%	20.67%	15.94%	10.81%

CVT EAFE International Index - Class F*	International Equity	Calvert Research and Management	0.68%	17.53%	7.61%	3.58%
CVT Investment Grade Bond Index - Class I*	Fixed Income	Calvert Research and Management/Ameritas Investment Partners, Inc.	0.32%	5.47%	1.06%	1.68%
CVT Russell 2000 Small Cap Index - Class F*	Small/Mid US Equity		0.59%	16.36%	9.48%	6.54%
ClearBridge Mid Cap - Class I	Small/Mid US Equity	ClearBridge Investments, LLC/Legg Mason Partners Fund Advisor, LLC	0.83%	12.92%	10.73%	7.10%
ClearBridge Small Cap Growth - Class I	Small/Mid US Equity		0.80%	8.40%	9.56%	7.89%
DWS Alternative Asset Allocation - Class B	Other-Multialternative	RREEF America L.L.C./DWS Investment Management Amercias Inc.	1.21%	5.67%	5.70%	2.63%
DWS Small Mid Cap Value - Class B*	Small/Mid US Equity	DWS Investment Management Americas Inc	1.17%	14.59%	8.38%	5.13%
Fidelity VIP Consumer Staples - Service Class 2	Other - Consumer Defensive	Fidelity Management & Research Company	0.87%
Fidelity VIP Contrafund - Service Class 2	Large US Equity		0.81%	33.12%	16.36%	11.33%
Fidelity VIP Energy - Service Class 2	Other - Equity Energy		0.86%
Fidelity VIP Equity-Income - Service Class 2	Large US Equity		0.72%	10.38%	12.01%	8.31%
Fidelity VIP Extended Market Index - Service Class 2	Small/Mid US Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.38%	17.11%	11.04%
Fidelity VIP Gov't Money Market - Service Class	Short-Term Fixed Income	Fidelity Management and Research Co	0.37%	4.80%	1.66%	1.05%
Fidelity VIP High Income - Service Class 2	Fixed Income		1.02%	10.24%	3.60%	3.14%
Fidelity VIP International Index - Service Class 2	International Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.42%	15.88%	6.89%
Fidelity VIP Mid Cap - Service Class 2	Small/Mid US Equity	Fidelity Management and Research Co	0.82%	14.80%	12.17%	7.85%
Fidelity VIP Strategic Income - Service Class 2	Fixed Income		0.90%	9.18%	3.47%	3.10%
Fidelity VIP Total Market Index - Service Class 2	Asset Allocation	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.37%	25.71%	14.73%
Franklin Templeton VIP Trust - Franklin Income VIP - Class 2*	Balanced/Asset Allocation	Templeton Investment Counsel, LLC/Franklin Advisers, Inc.	0.71%	8.62%	6.98%	5.01%

Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP - Class 2	International Equity	Franklin Mutual Advisers, LLC	1.15%	20.31%	10.16%	5.98%
Franklin Templeton VIP Trust - Franklin Mutual Shares VIP - Class 2	Large US Equity		0.93%	13.46%	7.81%	5.43%
Franklin Templeton VIP Trust - Franklin Rising Dividends VIP - Class 2	Large US Equity		0.90%	12.08%	13.75%	10.23%
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2	Small/Mid US Equity		0.91%	12.75%	11.06%	7.04%
Franklin Templeton VIP Trust - Franklin Strategic Income VIP - Class 2	Fixed Income	Franklin Advisers, Inc.	1.09%	8.18%	1.96%	1.77%
Franklin Templeton VIP Trust - Templeton Developing Markets VIP - Class 2	International Equity	Templeton Asset Management Ltd./Franklin Templeton Investment Management Limited	1.35%	12.62%	4.22%	2.32%
Franklin Templeton VIP Trust - Templeton Foreign VIP - Class 2*	International Equity	Templeton Investment Counsel, LLC	1.07%	20.76%	5.27%	1.28%
Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2*	Fixed Income	Franklin Advisers, Inc.	0.75%	2.88%	(2.13%)	(0.66%)
Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP - Class 2	Fixed Income		0.77%	4.47%	0.22%	0.73%
Invesco VI American Franchise - Series II	Large US Equity	Invesco Advisers, Inc.	1.11%	40.60%	15.88%	11.42%
Invesco VI American Value- Series I	Small/Mid US Equity		0.89%	15.60%	12.74%	7.26%
Invesco VI Core Equity- Series II	Large US Equity		1.05%	23.09%	12.67%	7.53%
Invesco VI Discovery Mid Cap Growth- Series I*	Small/Mid US Equity		0.87%	13.15%	12.77%	9.79%
Invesco VI EQV International Equity - Series I	International Equity		0.90%	18.15%	8.42%	4.33%
Invesco VI Global Real Estate - Series I	Other-Global Real Estate	Invesco Asset Management Limited/Invesco Advisers, Inc.	1.02%	9.05%	2.11%	3.10%
Invesco VI Health Care- Series I	Other-Health	Invesco Advisers, Inc.	0.96%	3.02%	8.75%	6.87%
Invesco VI Main Street Mid Cap- Series II	Small/Mid US Equity		1.19%	14.14%	10.32%	6.45%
Invesco VI Main Street Small Cap - Series II*	Small/Mid US Equity		1.13%	17.82%	12.78%	8.66%
Invesco VI Small Cap Equity- Series I	Small/Mid US Equity		0.95%	16.57%	12.44%	6.55%
Janus Henderson Series Balanced - Service Class	Balanced/Asset Allocation	Janus Capital Management LLC	0.87%	15.13%	9.37%	7.73%
Janus Henderson Series Enterprise- Service Class	Small/Mid US Equity		0.97%	17.78%	13.14%	11.82%
Janus Henderson Series Flexible Bond - Service Class*	Fixed Income		0.82%	5.29%	1.55%	1.66%
Janus Henderson Series Forty - Service Class	Large US Equity		0.80%	39.65%	16.64%	13.45%
Janus Henderson Series Global Research - Service Class	International Equity		0.86%	26.47%	13.05%	8.74%
Janus Henderson Global Sustainable Equity- Service	International Equity	Janus Henderson Investors US LLC	1.12%	23.24%
Janus Henderson Series Global Technology and Innovation - Service Class	Other-Technology	Janus Capital Management LLC	0.97%	54.27%	20.05%	16.86%
Lord Abbett Series Fund Developing Growth- Class VC*	Small/Mid US Equity	Lord, Abbett & Co, LLC	1.04%	8.17%	8.90%	6.82%
LVIP American Century Capital Appreciation - Service Class	Small/Mid US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.94%	20.55%	13.09%	9.20%
LVIP American Century Disciplined Core Value - Service Class	Large US Equity		0.96%	8.24%	9.92%	7.92%
LVIP American Century Inflation Protection - Service Class	Fixed Income		0.77%	3.40%	2.65%	1.90%
LVIP American Century International - Service Class	International Equity		1.10%	12.43%	8.12%	3.91%
LVIP American Century Mid Cap Value - Service Class	Small/Mid US Equity		1.01%	6.03%	10.90%	8.61%
LVIP American Century Value - Service Class	Large US Equity		0.86%	9.02%	11.71%	8.36%

Macquarie VIP Small Cap Value - Service Class	Small/Mid US Equity	Delaware Management Company	1.08%	9.10%	9.87%	6.77%
MFS Blended Research Small Cap Equity- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	0.76%	18.67%	10.01%	8.00%
MFS Global Equity Series - Service Class*	International Equity		1.17%	13.88%	9.96%	6.93%
MFS Growth Series - Service Class	Large US Equity		0.98%	35.51%	15.59%	12.69%
MFS Inflation Adjusted Bond - Service Class	Fixed Income		0.82%	2.46%	(0.11%)	0.27%
MFS International Intrinsic Value - Service Class*	International Equity		1.14%	17.37%	8.31%	6.66%
MFS Mid Cap Value- Service Class	Small/Mid US Equity		1.04%	12.39%	12.60%	8.46%
MFS New Discovery- Service Class*	Small/Mid US Equity		1.12%	14.25%	10.81%	7.41%
MFS New Discovery Value - Service Class*	Small/Mid US Equity		1.13%	11.22%	12.84%	9.05%
MFS Research International - Service Class*	International Equity		1.14%	12.83%	8.23%	3.89%
MFS Total Return - Service Class*	Balanced/Asset Allocation		0.86%	10.22%	8.27%	6.27%
MFS Utilities - Service Class	Other-Utilities		1.04%	(2.33%)	8.05%	6.13%
MFS Value - Service Class*	Large US Equity		0.94%	7.63%	11.07%	8.25%
Neuberger Berman AMT Mid Cap Growth - Class S*	Small/Mid US Equity	Neuberger Berman LLC	1.11%	17.96%	11.86%	8.69%
Neuberger Berman AMT Sustainable Equity - Class I	Large US Equity		0.90%	26.90%	13.97%	9.99%
PIMCO VIT All Asset - Administrative Class*	Balanced/Asset Allocation	Research Affiliates, LLC/Pacific Investment Management Company LLC	2.185%	8.14%	6.02%	4.04%
PIMCO VIT CommodityRealReturn Strategy - Administrative Class	Other-Commodities	Pacific Investment Management Company LLC	1.48%	(7.85%)	8.55%	(0.81%)
PIMCO VIT Emerging Markets Bond - Administrative Class	Fixed Income		1.27%	11.14%	2.25%	2.78%
PIMCO VIT High Yield - Administrative Class	Fixed Income		0.77%	12.25%	4.84%	4.16%
PIMCO VIT Long-Term U.S. Government - Administrative Class	Fixed Income		2.005%	3.99%	(1.29%)	2.05%
PIMCO VIT Low Duration - Administrative Class	Short-Term Fixed Income		0.69%	4.98%	0.99%	0.91%
PIMCO VIT Real Return - Administrative Class	Fixed Income		0.84%	3.67%	3.16%	2.25%
PIMCO VIT Short-Term - Administrative Class	Short-Term Fixed Income		0.66%	5.92%	2.13%	1.87%
PIMCO VIT Total Return - Administrative Class	Fixed Income		0.75%	5.94%	1.09%	1.71%
Principal Variable Contracts Funds ("PVC") Bond Market Index - Class 1	Fixed Income	Principal Global Investors, LLC	0.15%	5.51%	0.92%	1.57%
PVC Core Plus Bond- Class 1	Fixed Income		0.50%	5.34%	1.61%	2.01%
PVC Diversified International- Class 1	International Equity		0.89%	17.45%	8.01%	4.23%
PVC Equity Income- Class 1	Large US Equity		0.49%	11.22%	10.87%	9.22%
PVC Global Emerging Markets- Class 1*	International Equity		1.16%	12.53%	4.18%	2.17%
PVC Government & High Quality Bond- Class 1	Fixed Income		0.53%	4.64%	(0.06%)	1.01%
PVC LargeCap Growth I- Class 1*	Large US Equity	Principal Global Investors/T. Rowe Price Associates, Inc. and Brown Advisory, LLC	0.69%	40.34%	15.66%	13.01%

PVC LargeCap S&P 500 Index - Class 1	Large US Equity	Principal Global Investors, LLC	0.21%	25.97%	15.37%	11.72%
PVC MidCap- Class 1	Small/Mid US Equity		0.55%	26.08%	15.60%	11.87%
PVC Principal Capital Appreciation- Class 1	Large US Equity		0.65%	25.15%	16.03%	11.89%
PVC Principal LifeTime 2020- Class 1	Asset Allocation		0.55%	12.26%	6.95%	5.34%
PVC Principal LifeTime 2030- Class 1	Asset Allocation		0.58%	15.09%	8.64%	6.33%
PVC Principal LifeTime 2040- Class 1	Asset Allocation		0.64%	18.27%	10.10%	7.16%
PVC Principal LifeTime 2050- Class 1	Asset Allocation		0.69%	20.38%	11.02%	7.68%
PVC Principal LifeTime 2060- Class 1*	Asset Allocation		0.75%	20.28%	11.32%	7.73%
PVC Principal LifeTime Strategic Income- Class 1	Asset Allocation		0.54%	10.79%	4.54%	3.64%
PVC Real Estate Securities- Class 1	Small/Mid US Equity		0.80%	13.33%	8.52%	8.71%
PVC SAM Balanced- Class 1	Asset Allocation		0.73%	16.00%	8.12%	6.23%
PVC SAM Conservative Balanced- Class 1	Asset Allocation		0.70%	11.97%	5.95%	4.87%
PVC SAM Conservative Growth- Class 1	Asset Allocation		0.77%	19.37%	10.12%	7.49%
PVC SAM Flexible Income- Class 1	Asset Allocation		0.65%	9.37%	4.29%	3.92%
PVC SAM Strategic Growth- Class 1	Asset Allocation		0.80%	21.86%	11.78%	8.26%
PVC Short-Term Income- Class 1	Short-Term Fixed Income		0.43%	5.60%	1.84%	1.72%
PVC SmallCap- Class 1	Small/Mid US Equity		0.85%	15.53%	11.39%	7.81%
Putnam VT International Value - Class IB	International Equity	Putnam Investment Management, LLC /Putnam Investments Limited and The Putnam Advisory Company, LLC	1.13%	18.68%	9.70%	3.88%
Putnam VT Large Cap Growth - Class IB	Large US Equity	Putnam Investment Management, LLC	0.90%	44.47%	18.49%	14.39%
Putnam VT Small Cap Growth - Class IB	Small/Mid US Equity		1.14%
Putnam VT Small Cap Value - Class IB	Small/Mid US Equity		1.03%
Rydex VI Basic Materials Fund	Other-Natural Resources	Security Investors, LLC, which operates under the name of Guggenheim Investments	1.79%	8.97%	11.97%	6.49%
Rydex VI Utilities Fund	Other-Utilities		1.79%	(7.12%)	3.94%	6.35%
T. Rowe Price Health Sciences - Class II*	Other-Health	T. Rowe Price Associates Inc.	1.11%	2.68%	10.96%	11.03%
TOPS Managed Risk Balanced ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC/ ValMark Advisers, Inc.	0.77%	9.03%	4.83%	3.24%
TOPS Managed Risk Growth ETF- Class 2	Asset Allocation		0.75%	11.14%	5.86%	3.33%
TOPS Managed Risk Moderate Growth ETF- Class 2	Asset Allocation		0.75%	10.33%	5.51%	3.52%
VanEck VIP Global Resources- Initial Class	Other-Natural Resources	Van Eck Associates Corp	1.12%	(3.58%)	10.61%	(1.01%)
Vanguard VIF Balanced	Balanced/Asset Allocation	Wellington Management Company, LLP	0.21%	14.33%	9.59%	7.89%
Vanguard VIF Conservative Allocation (available starting June 5, 2023)	Balanced/Asset Allocation	The Vanguard Group, Inc.	0.13%	12.51%	5.60%	4.84%
Vanguard VIF Equity Income (available starting June 5, 2023)	Large US Equity	Wellington Management Company, LLP & The Vanguard Group, Inc.	0.29%	8.10%	11.57%	9.53%
Vanguard VIF Global Bond Index	Fixed Income	The Vanguard Group, Inc.	0.13%	6.52%	0.99%
Vanguard VIF International	International Equity	Baillie Giford Overseas Ltd. & Schroder Investment Management North America Inc.	0.33%	14.65%	10.28%	6.80%

Vanguard VIF Mid-Cap Index	Small/Mid US Equity	The Vanguard Group, Inc.	0.17%	15.83%	12.56%	9.27%
Vanguard VIF Real Estate Index	Asset Allocation		0.26%	11.70%	7.18%	7.29%
Wanger International*	International Equity	Columbia Wanger Asset Management, LLC	1.14%	16.95%	6.45%	3.50%
* The current expense ratio for this Underlying Fund reflects expense reimbursements and/or fee waiver arrangements reported in the Underlying Fund’s registration statement. Such arrangements may be terminated, and therefore, reflect temporary fee reductions.

This Updating Summary Prospectus incorporates by reference the Statutory Prospectus and Statement of Additional Information (SAI) for the Policy, both dated May 1, 2024, as amended or supplemented, which are available online at www.principal.com/ExecutiveVUL2Report, by calling 1-800-247-9988, or by sending an email request to Lifeinsurance@principal.com.

Principal® Executive Variable Universal Life II
EDGAR Contract Identifier. C000063039